Equity Method Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments
6	EQUITY METHOD INVESTMENTS

In May 2010, the Company made a 49% equity interest investment in Chengdu Baimo Technology Co., Ltd. (“Baimo”), a mobile game developer based in the PRC. The Company accounted for the investment under the equity method. As of December 31, 2011, the carrying value of the investment was nil. The Company recognized share of losses from this equity investment of RMB1,642,538 and nil, and an impairment loss of RMB206,847 and nil for the years ended December 31, 2011 and 2012, respectively. In August 2013, the Company disposed Baimo for a nominal amount.

In October 2010, the Company acquired 60% equity interest in Fengmingxuan Network Co., Ltd. (“Fengmingxuan”), an online reading service provider based in the PRC. The Company accounted for its investment in Fengmingxuan using the equity method because the other 40% equity holders have substantive participating rights in (i) selecting, terminating, and setting the compensation of management responsible for implementing Fengmingxuan’s policies and procedures; and (ii) establishing operating and capital decisions of Fengmingxuan, including budgets, in the ordinary course of business. As of December 31, 2011, the carrying value of the investment was nil. The Company recognized share of losses from this equity investment of RMB1,392,313 and nil, and an impairment loss of RMB182,423 and nil for the years ended December 31, 2011 and 2012, respectively. Currently, the Company is seeking a buyer to sell its equity interest in Fengmingxuan and does not expect to receive significant proceeds from the disposal.

In February 2011, Jiubang Digital made a 33% equity interest investment in Zhuhai Zhengdian Technology Co., Ltd. (“Zhuhai Zhengdian”), a mobile security software developer based in the PRC. The 33% equity interest was held by Zhuhai Changsheng Computer Technology Co., Ltd. (“Zhuhai Changsheng”) on behalf of the Company through a loan agreement. Pursuant to the loan agreement, (1) the Company lent to Zhuhai Changsheng interest free loan in the amount of RMB4,000,000 for the sole purpose of its contribution of the Zhuhai Zhengdian’s 33% registered capital; (2) Zhuhai Changsheng assigned its 33% voting right and profit distribution right to the Company; and (3) Zhuhai Changsheng pledged 33% equity interests in the Zhuhai Zhengdian to the Company. In substance, through the loan agreement, Zhuhai Changsheng held the equity investment in Zhuhai Zhengdian on behalf of the Company.

Zhuhai Changsheng is a related party of the Company, and is wholly owned by Hu Xiaomei, who is the spouse of Deng Yuqiang. The investment was accounted for under equity method. On May 1, 2012 (date of disposal), Zhuhai Changsheng entered into Equity Transfer Agreement on behalf of the Company with an independent third party for the sale of 33% equity interest in Zhuhai Zhengdian for a total cash consideration of US$1,000,000 (equivalent to RMB6,400,000). A gain of RMB4,182,485 was recognized from disposal of Zhuhai Zhengdian upon completion of the sale in May 2012. The gain was measured as the difference between cash consideration to be received and the carrying amount of the investment at the time of completion of the sale. As of December 31, 2012, a receivable from disposal of Zhuhai Zhengdian in the amount of RMB6,400,000 was included in prepaid expenses and other current assets. The cash consideration of the disposal transaction was received in full by the Company on February 18, 2013.

The Company’s share of losses from equity investment in Zhuhai Zhengdian was RMB709,539 and RMB1,072,946 for the years ended December 31, 2011 and 2012. As of May 1, 2012, the balance of current assets, non-current assets, current liabilities and non-current liabilities of Zhuhai Zhengdian were RMB2,405,813 and RMB6,584,533, RMB2,391,814 and nil, respectively. The summarized income statement data of Zhuhai Zhengdian is as follows:

Income statement data	Year Ended December 31,
	2011	2012(a)
	RMB	RMB
Revenues	—	—
Gross profit	—	—
Operating loss	2,150,119	3,251,349
Net loss	2,150,119	3,251,349

(a)	For the period from January 1, 2012 to May 1, 2012 (date of disposal).

As of December 31, 2012, the balance of current assets, non-current assets, current liabilities and non-current liabilities of Baimo and Fengmingxuan were RMB277,472 and RMB261,357, RMB1,889,859 and nil, respectively. The summarized income statement data of Baimo and Fengmingxuan is as follows:

	Year Ended December 31,
Income statement data	2011	2012
	RMB	RMB
Revenues	2,023,550	3,133,900
Gross profit	1,489,402	1,964,361
Operating loss	5,671,679	1,696,790
Net loss	5,672,640	1,686,296